PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 325,362	$ 370,746